JANUS ASPEN SERIES
                              HIGH-YIELD PORTFOLIO

       Supplement Dated January 13, 1997 to Prospectus Dated May 1, 1996


     THIS SUPPLEMENT IS INTENDED TO BE USED WITH THE PROSPECTUS DATED MAY 1, 1996 AND REPLACES THE SUPPLEMENT DATED OCTOBER 24, 1996. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS PREVIOUSLY FURNISHED TO YOU, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL OR WRITE YOUR INSURANCE COMPANY.

     I. The following table is added at page 2 of the Prospectus:

FINANCIAL HIGHLIGHTS

The unaudited information below is for the period from May 1, 1996 (inception) through August 31, 1996.

                                                                                               HIGH-YIELD PORTFOLIO
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
 1. Net asset value, beginning of period                                                                     $10.00
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    Income from investment operations:
 2. Net investment income                                                                                       .21
 3. Net gains or (losses) on securities (both realized and unrealized)                                          .23
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 4. Total from investment operations                                                                          10.44
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    Less distributions:
 5. Dividends (from net investment income)                                                                    (.10)
 6. Distributions (from capital gains)                                                                          --
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 7. Total distributions                                                                                       (.10)
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 8. Net asset value, end of period                                                                           $10.34
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 9. Total return*                                                                                              4.42%
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10. Net assets, end of period (in thousands)                                                                   $559
11. Average net assets for the period (in thousands)                                                           $329
12. Ratio of gross expenses to average net assets*                                                             1.01%(1)
13. Ratio of net expenses to average net assets**                                                              1.00%
14. Ratio of net investment income to average net assets**                                                     8.36%
15. Portfolio turnover rate**                                                                                   313%
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
(1) The ratio was 6.82% before voluntary waiver of certain fees incurred by the Portfolio.
   *Total return is not annualized for periods of less than one year. **Annualized.

      II. The section "Portfolio Manager" on page 7 of the Prospectus is amended to add the following:

          Effective June 1996, Sandy R. Rufenacht is co-manager of the Portfolio. He is also Executive Vice President and portfolio manager of Janus Intermediate Government Securities Fund and Janus Short-Term Bond Fund, each of which he has managed since January 1996 and Executive Vice President and co-manager of Janus Flexible Income Fund and Janus High-Yield Fund, each of which he has co-managed since June 1996. Mr. Rufenacht joined Janus Capital in 1990 and gained experience as a trader and research analyst before assuming management responsibilities. He holds a Bachelor of Arts in Business from the University of Northern Colorado.

          On January 13, 1997, Ronald V. Speaker, a co-manager of the High-Yield Portfolio, settled an SEC administrative action involving two personal trades made by him in January of 1993. Without admitting or denying the allegations, Mr. Speaker agreed to civil money penalty, disgorgement and interest payments totaling $37,199 and to a 90-day suspension starting on or about January 27, 1997. During that time, the High-Yield Portfolio will be managed by its other co-manager, Sandy Rufenacht.

     III. The section "Other Service Providers" on page 8 of the Prospectus is amended to reflect State Street Bank and Trust Company as the sole custodian of the Portfolio.
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